LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Sale Leaseback Transaction [Line Items]
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group is the lessee are presented as follows:

	2020	2021
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	48,244,010	62,515,082
Operating lease liabilities - non-current	277,239,113	385,419,556
Total operating lease liabilities	325,483,123	447,934,638
Operating lease right-of-use assets, net	316,512,346	438,271,327

Financing leases:
Financing lease liabilities - current	272,329,554	194,939,003
Financing lease liabilities - non-current	313,087,663	236,373,848
Total financing lease liabilities	585,417,217	431,312,851
Financing lease right-of-use assets, net	829,122,192	628,592,051

Schedule of components of lease expenses

	2020	2021
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	48,244,010	62,515,082
Operating lease liabilities - non-current	277,239,113	385,419,556
Total operating lease liabilities	325,483,123	447,934,638
Operating lease right-of-use assets, net	316,512,346	438,271,327

Financing leases:
Financing lease liabilities - current	272,329,554	194,939,003
Financing lease liabilities - non-current	313,087,663	236,373,848
Total financing lease liabilities	585,417,217	431,312,851
Financing lease right-of-use assets, net	829,122,192	628,592,051

Schedule of maturities of finance lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2022	293,713,789
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total undiscounted lease payments	1,007,302,034
Less: imputed interest	128,054,545
Total lease liabilities	879,247,489

Schedule of maturities of operating lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2022	296,765,232
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total minimum lease payments	1,010,353,477

Property, plant and equipment

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	4,396,121,001	6,875,071,926
Machinery and equipment	10,322,000,488	14,199,961,036
Motor vehicles	58,256,515	71,836,921
Furniture, fixture and office equipment	834,725,017	1,408,296,466
	15,611,103,021	22,555,166,349
Less: Accumulated depreciation	(3,863,719,503)	(5,232,341,976)
Subtotal	11,747,383,518	17,322,824,373
Construction in progress	708,060,041	2,647,069,356
Property, plant and equipment, net	12,455,443,559	19,969,893,729

Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Property, plant and equipment

	As of December 31,
	2020	2021
	RMB	RMB
Equipment	1,072,214,761	—
Less: accumulated depreciation	(243,092,569)	—
Net Value	829,122,192	—